Schedule of Reconciliation of Class A Ordinary Shares (Details) - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Accounting Policies [Abstract]
Gross proceeds	$ 13,919,834		$ 146,625,000		$ 143,750,000
Proceeds allocated to Public Warrants at issuance					(3,566,173)
Redeemable common stock issuance costs					(8,106,798)
NRA issuance cost			(1,011,984)
Redemption			(133,917,056)
Accretion of Carrying value to redemption value	80,789		2,223,875		14,547,971
Common stock subject to redemption	$ 14,000,624	[1]	$ 13,919,834	[1],[2]	$ 146,625,000	[2]

[1]	In connection with the Special Meeting of Stockholders held on December 21, 2022 13,026,951 shares were redeemed.
[2]	In connection with the Special Meeting of Stockholders held on December 21, 2022, 13,026,951 shares were redeemed.